STOCK-BASED COMPENSATION EXPENSE - Impact of Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 1,821	$ 671	$ 842	$ 626
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	1,126	614	743	585
General, and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	695	57	99	41
Internal developed software
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 200	$ 100	$ 100	$ 100